Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other non-current assets are comprised of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
Pre-operational assets (1)	106,454	46,780
MTM asset on IRS derivatives (note 19)	12,141	2,551
Operating lease right-of-use-assets (2)	5,307	6,198
Other (3)	36,881	7,522
Other non-current assets	160,783	63,051
(1) As of June 30, 2026, “Pre-operational assets” comprised of:
•$82.3 million of shipyard and engineering costs, including long-lead items, incurred in connection with the pre-redeployment refurbishment project of FLNG Hilli in preparation for her 20-year bareboat charter agreement with SESA commencing in 2027 (December 31, 2025: $38.5 million);
•$15.8 million of long lead items for the fourth FLNG (December 31, 2025: $nil); and
•$8.3 million of costs relating to Macaw’s flare-to-gas mobile kit project, including engineering and other directly attributable costs (December 31, 2025: $8.3 million).
(2) Relates to our office premises leases in London and Oslo and warehouse lease in Nouakchott.
(3) Included in “Other” as of June 30, 2026 are:
~~•~~$26.6 million of capitalized initial direct costs in connection with securing the FLNG Hilli and FLNG Esperanza bareboat charter agreements with SESA. These costs resulted from a January 2026 settlement agreement relating to success-based fees payable to third-party consultants in connection with our Latin America FLNG business development. The settlement agreement became effective upon satisfaction of the related conditions precedent in April 2026. The settlement consideration consisted of a $10.0 million cash payment and 750,000 RSUs, of which 300,000 RSUs amounting to $16.6 million vested upon grant. The final vesting milestone for the remaining RSUs is the COD for the two FLNGs to operate in Argentina, thereby aligning the consultants’ interests with our objective of achieving COD on schedule;
~~•~~$5.0 million investment in pooled investment fund entity, measured at cost; and
•$4.5 million prepaid insurance relating to FLNG Esperanza (December 31, 2025: $2.4 million).